Equity method investments - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (191.3)	€ (138.0)		€ (199.1)
Cash received equity method investments		€ 218.0	178.7	[1]	€ 168.0
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired		13 years 1 month 6 days
Equity method investment acquisition date	Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (212.1)	(169.1)
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		(26.7)	(26.7)
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (5.9)	€ 4.4

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions and discount related to the bonds and credit facility.